Net earnings per share (Details) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Dilutive effect:
Total weighted average common shares-basic	27,463	27,513	29,605
Total weighted average common shares-diluted	27,463	28,199	30,631
Share options
Dilutive effect:
Dilutive effect		16	60
Restricted stock units
Dilutive effect:
Dilutive effect	412	670	966